Subsequent Events	12 Months Ended
Sep. 27, 2013
Subsequent Events [Abstract]
Subsequent Events

25. SUBSEQUENT EVENTS

On December 18, 2013, MACOM completed the acquisition of Mindspeed Technologies, Inc. (Mindspeed), a supplier of semiconductor solutions for communications infrastructure applications (Mindspeed Acquisition). MACOM acquired Mindspeed to further its expansion into high-performance analog products.

MACOM completed the Mindspeed Acquisition through a cash tender offer (Offer) by Micro Merger Sub, Inc. (Merger Sub), a wholly-owned subsidiary of MACOM, for all of the outstanding shares of common stock, par value $0.01 per share, of Mindspeed (Shares) at a purchase price of $5.05 per share, net to the seller in cash, without interest, less any applicable withholding taxes (Offer Price). Immediately following the Offer, Merger Sub merged with and into Mindspeed, with Mindspeed surviving as a wholly-owned subsidiary of MACOM. At the effective time of the merger, each Share not acquired in the Offer (other than shares held by MACOM, Merger Sub and Mindspeed, and shares of restricted stock assumed by MACOM in the merger) was converted into the right to receive the Offer Price. MACOM funded the Mindspeed Acquisition through the use of available cash and borrowings under its revolving credit facility (see Note 6). The aggregate purchase price for the Shares, net of cash acquired, was $232.0 million and MACOM assumed $80.4 million of liabilities and incurred costs of $4.5 million expensed in the six months ended April 4, 2014.

The Mindspeed Acquisition was accounted for as a purchase and the operations of Mindspeed have been included in MACOM’s consolidated financial statements since December 18, 2013, the date of acquisition.

In connection with the Mindspeed Acquisition, MACOM assumed all of the outstanding options and all unvested restricted stock awards under Mindspeed’s equity plans and converted such options and stock awards into equivalent MACOM awards under the same general terms and conditions as were in existence with adjustments made to shares and exercise prices, if any, pursuant to a formula stipulated in the terms of the acquisition.

Subsequent to closing the Mindspeed Acquisition, MACOM divested the wireless business of Mindspeed and the Company’s subsidiary Mindspeed Technologies, Inc. completed the sale of its CPE communication processor product line.

On November 5, 2013, the Company entered into Amendment No. 1 to Amended and Restated Credit Agreement with the lenders party thereto and JPMorgan Chase Bank, N.A, as Administrative Agent for the lenders, pursuant to which the Company’s revolving credit facility was amended to allow for certain indebtedness of Mindspeed to remain outstanding after the consummation of the Merger.

Mindspeed Tender Offer Litigation in Delaware and California

Following our November 2013 announcement of the execution of a definitive agreement between us and Mindspeed contemplating a tender offer by us for all outstanding shares of common stock of Mindspeed and thereafter a merger with Mindspeed (Merger), a number of purported class action lawsuits were filed against Mindspeed, its directors, the Company’s merger subsidiary and the Company in the Delaware Court of Chancery and the California Superior Court for Orange County.

The complaints alleged, generally, that the Mindspeed director defendants breached their fiduciary duties to Mindspeed stockholders, and that the other defendants aided and abetted such breaches, by seeking to sell Mindspeed through an allegedly defective process, for an unfair price, and on unfair terms. The lawsuits sought, among other things, equitable relief that would have enjoined the consummation of the Merger, rescission of the Merger, damages, and attorneys’ fees and costs.

Further Discussion of Delaware Tender Offer Litigation. On November 22, 2013, an amended complaint was filed in the Delaware Court of Chancery. The amended complaint included similar allegations to the original complaint, along with claims that the Mindspeed Schedule 14D-9 filed in connection with the Merger included misstatements or omissions of material facts. On November 25, 2013, a motion for preliminary injunction was filed in the Delaware Court of Chancery. On December 3, 2013, all of the complaints filed in the Delaware Court of Chancery were consolidated (Delaware Actions).

On December 6, 2013, the plaintiffs in the Delaware Actions filed their brief in support of a motion to enjoin the proposed Merger. While the Defendants denied the allegations made in the lawsuits and maintain that they have committed no wrongdoing whatsoever, to permit the timely consummation of the Merger, and without admitting the validity of any allegations made in the lawsuits, the Defendants concluded that it was desirable that the Delaware Actions be resolved.

On December 9, 2013, the Defendants’ and plaintiffs’ counsel in the Delaware Actions entered into a memorandum of understanding to settle the Delaware Actions and to resolve all allegations which were brought or could have been brought by the purported class of Mindspeed shareholder plaintiffs. The proposed settlement, which is subject to confirmatory discovery and court approval, provides for the release of all claims against the Defendants relating to the proposed Merger. In connection with the settlement, Mindspeed agreed to provide additional supplemental disclosures concerning the tender offer as reflected in Amendment No. 3 to the Schedule 14D-9 filed with the SEC on December 10, 2013, which supplement the information provided in the Schedule 14D-9. There can be no assurance that the settlement will be finalized or that the Delaware Court of Chancery will approve the settlement. After the parties entered into the memorandum of understanding, the motion for a preliminary injunction was withdrawn and the hearing vacated in the Delaware Actions. The Merger closed on December 18, 2013.

Further Discussion of California Tender Offer Litigation. On December 5, 2013, an amended complaint was filed in one of the California actions. The amended complaint includes similar allegations to the original complaint along with claims that the Mindspeed Schedule 14D-9 filed in connection with the Merger included misstatements or omissions of material facts. On December 5, 2013, the plaintiffs filed an ex parte application for an order shortening time in which to bring a motion for expedited discovery, which was denied on December 6, 2013.

On December 30, 2013, the California Court entered an Initial Case Management Order. Among other things, the Initial Case Management Order set an Initial Case Management Conference for February 4, 2014 and stayed all discovery and motion practice until that date. On January 6, 2014, the Defendants filed notices of special appearance and intent to file, or join in, a motion to stay or dismiss the amended complaint. The Case Management Conference has been continued until July 14, 2014.

The Company intends to continue to defend the aforementioned lawsuits vigorously.

M/A-COM Technology Solutions Holdings, Inc. v. Laird Technologies, Inc., 14-181 (D. Del.) MACOM brought a patent infringement suit against Laird Technologies, Inc. (“Laird”) in the District of Delaware on February 11, 2014. MACOM alleges that Laird infringes on MACOM’s United States Patent No. 6,272,349 (“the ‘349 Patent”), titled “Integrated Global Positioning System Receiver,” by making, using, selling, offering to sell, or selling products incorporating an integrated global positioning receiver that include structure(s) recited in the ‘349 Patent, including global positioning system modules for automotive industry customers.

On February 12, 2014, the day after filing its patent infringement complaint, MACOM filed a motion for preliminary injunction, seeking to enjoin Laird’s infringement. After full briefing and an evidentiary hearing, the court granted the motion on June 13, 2014. On April 15, 2014, MACOM filed an amended complaint adding claims for misappropriation of trade secrets, unjust enrichment, and unfair competition. Laird moved to dismiss these claims on May 2, 2014. The court denied the motion to dismiss on June 16, 2014. Laird answered on June 30, 2014, asserting declaratory judgment counterclaims of invalidity and noninfringement of the ‘349 Patent. No trial date has yet been set. MACOM intends to continue prosecuting the lawsuit vigorously.

On May 8, 2014, the Company refinanced its outstanding indebtedness under its existing revolving credit facility and discharged its obligations thereunder by entering into a credit agreement (Credit Agreement) with Goldman Sachs Bank USA and a syndicate of lenders. Concurrent with the execution of the Credit Agreement, the Company terminated its existing revolving credit facility. The Credit Agreement provides for term loans in an aggregate principal amount of $350.0 million, which mature in May 2021 (Term Loans), and a revolving credit facility of up to $100.0 million, which matures in May 2019 (Revolving Facility). The Term Loans were issued with an original issue discount of 0.75%, which is being amortized over the term of the Term Loans using the effective interest rate method. Borrowings under both the Term Loans and the Revolving Facility bear interest at variable rates payable quarterly. The Term Loans are payable in quarterly principal installments of 0.25% of the aggregate Term Loans on the last business day of each calendar quarter, beginning on the last business day of September 2014, with the remainder due on the maturity date. At the signing of the Credit Agreement, the entire $350 million principal amount of the Term Loans was funded, and no draws were made on the Revolving Facility. The Term Loans and Revolving Facility are secured by a first priority lien on substantially all of the Company’s assets and provide that the Company must comply with certain financial and non-financial covenants.